Selected Operating Expenses and Additional Information - Total Number of Payroll and Temporary Personnel Employed in FTE's Per Sector (Detail) - employee	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	19,216	16,647	14,681
Customer Support [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	5,051	4,210	3,607
SG&A [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	1,701	1,561	1,380
Manufacturing & Logistics [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	5,112	4,443	3,833
R&D [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	7,352	6,433	5,861
Temporary FTEs [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	2,997	2,656	2,513
Payroll FTEs [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	16,219	13,991	12,168